Other comprehensive income - Schedule of Amounts Reclassified from Other Comprehensive Income to Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Accumulated other comprehensive income loss [Line Items]
Derivative financial instruments, Amounts reclassified from other comprehensive income	$ 1,114	$ (949)	$ 60
Financial instruments FVOCI
Disclosure of Accumulated other comprehensive income loss [Line Items]
Securities at FVOCI, Provision for credit losses	(21)	(11)	0
Securities at FVOCI, Amounts reclassified from other comprehensive income	(21)	(11)	0
Financial Instruments CFH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest rate swaps, Gain (loss) on financial instruments, net	0	(1,793)	0
Interest rate and cross-currency swaps, Gain (loss) on financial instruments, net	1,135	855	60
Derivative financial instruments, Amounts reclassified from other comprehensive income	$ 1,114	$ (949)	$ 60